Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Schedule of Comprehensive Income (Loss) [Table Text Block]
The following table presents the components of the Company’s other comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011 (dollars in thousands):
For the year ended December 31, 2013:

	Before-Tax Amount	Tax (Expense) Benefit	After-Tax Amount
Foreign currency translation adjustments:
Change arising during year	$(88,409)	$1,791	$(86,618)
Foreign currency swap	40,347	(14,121)	26,226
Net foreign currency translation adjustments	(48,062)	(12,330)	(60,392)
Unrealized gains on investments:(1)
Unrealized net holding gains arising during the year	(1,519,967)	465,740	(1,054,227)
Less: Reclassification adjustment for net gains realized in net income	9,355	(3,274)	6,081
Net unrealized gains	(1,529,322)	469,014	(1,060,308)
Change in unrealized other-than-temporary impairments on fixed maturity securities	4,456	(1,560)	2,896
Unrealized pension and postretirement benefits:
Net prior service cost arising during the year	525	(171)	354
Net loss arising during the period	21,624	(7,469)	14,155
Unrealized pension and postretirement benefits, net	22,149	(7,640)	14,509
Other comprehensive income (loss)	$(1,550,779)	$447,484	$(1,103,295)
For the year ended December 31, 2012:

	Before-Tax Amount	Tax (Expense) Benefit	After-Tax Amount
Foreign currency translation adjustments:
Change arising during year	$57,229	$(6,244)	$50,985
Foreign currency swap	(20,470)	7,165	(13,305)
Net foreign currency translation adjustments	36,759	921	37,680
Unrealized gains on investments:(1)
Unrealized net holding gains arising during the year	786,449	(275,181)	511,268
Less: Reclassification adjustment for net gains realized in net income	91,327	(31,964)	59,363
Net unrealized gains	695,122	(243,217)	451,905
Change in unrealized other-than-temporary impairments on fixed maturity securities	9,899	(3,465)	6,434
Unrealized pension and postretirement benefits:
Net prior service cost arising during the year	298	(95)	203
Net loss arising during the period	(8,347)	2,874	(5,473)
Unrealized pension and postretirement benefits, net	(8,049)	2,779	(5,270)
Other comprehensive income	$733,731	$(242,982)	$490,749
For the year ended December 31, 2011:
	Before-Tax Amount	Tax (Expense) Benefit	After-Tax Amount
Foreign currency translation adjustments:
Change arising during year	$(28,779)	$121	$(28,658)
Foreign currency swap	4,858	(1,700)	3,158
Net foreign currency translation adjustments	(23,921)	(1,579)	(25,500)
Unrealized gains on investments:(1)
Unrealized net holding gains arising during the year	1,118,586	(302,134)	816,452
Less: Reclassification adjustment for net gains realized in net income	72,841	(25,494)	47,347
Net unrealized gains	1,045,745	(276,640)	769,105
Change in unrealized other-than-temporary impairments on fixed maturity securities	(1,901)	665	(1,236)
Unrealized pension and postretirement benefits:
Net prior service cost arising during the year	460	(185)	275
Net gain arising during the period	(25,441)	8,766	(16,675)
Unrealized pension and postretirement benefits, net	(24,981)	8,581	(16,400)
Other comprehensive income	$994,942	$(268,973)	$725,969

(1)	Includes cash flow hedges. See Note 5 - “Derivative Instruments” for additional information on cash flow hedges.

Components Of Accumulated Other Comprehensive Income [Table Text Block]
A summary of the components of net unrealized appreciation (depreciation) of balances carried at fair value is as follows (dollars in thousands):

For the years ended December 31,	2013	2012	2011
Change in net unrealized appreciation (depreciation) on:
Fixed maturity securities available-for-sale	$(1,528,773)	$713,778	$1,058,505
Other investments(1)	(12,274)	6,181	(7,213)
Effect on unrealized appreciation on:
Deferred policy acquisition costs	16,181	(14,938)	(7,448)
Net unrealized appreciation (depreciation)	$(1,524,866)	$705,021	$1,043,844

(1)	Includes cash flow hedges. See Note 5 - “Derivative Instruments” for additional information on cash flow hedges.

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The balance of and changes in each component of AOCI were as follows (dollars in thousands):

	Accumulated Currency Translation Adjustments	Unrealized Appreciation (Depreciation) of Investments	Pension and Postretirement Benefits	Accumulated Other Comprehensive Income (Loss)
For the year ended December 31, 2013
Balance, beginning of year	$267,475	$1,877,657	$(36,230)	$2,108,902
Change in foreign currency translation adjustments	(60,392)	—	—	(60,392)
Unrealized gain (loss) on investments(1)	—	(1,063,377)	—	(1,063,377)
Change in other-than-temporary impairment losses on fixed maturity securities	—	2,896	—	2,896
Changes in pension and other postretirement plan adjustments	—	—	11,577	11,577
Amounts reclassified from AOCI	—	3,069	2,932	6,001
Balance, end of year	$207,083	$820,245	$(21,721)	$1,005,607
For the year ended December 31, 2012
Balance, beginning of year	$229,795	$1,419,318	$(30,960)	$1,618,153
Change in foreign currency translation adjustments	37,680	—	—	37,680
Unrealized gain on investments(1)	—	451,905	—	451,905
Change in other-than-temporary impairment losses on fixed maturity securities	—	6,434	—	6,434
Changes in pension and other postretirement plan adjustments	—	—	(5,270)	(5,270)
Balance, end of year	$267,475	$1,877,657	$(36,230)	$2,108,902
For the year ended December 31, 2011
Balance, beginning of year	$255,295	$651,449	$(14,560)	$892,184
Change in foreign currency translation adjustments	(25,500)	—	—	(25,500)
Unrealized gain on investments(1)	—	769,105	—	769,105
Change in other-than-temporary impairment losses on fixed maturity securities	—	(1,236)	—	(1,236)
Changes in pension and other postretirement plan adjustments	—	—	(16,400)	(16,400)
Balance, end of year	$229,795	$1,419,318	$(30,960)	$1,618,153

(1)	Includes cash flow hedges. See Note 5 - “Derivative Instruments” for additional information on cash flow hedges.

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table presents the amounts of AOCI reclassifications for the year ended December 31, 2013 (dollars in thousands):

Details about AOCI Components	Amount Reclassified from AOCI	Affected Line Item in Statement of Income
Unrealized gains and losses on available-for-sale securities	$9,355	Investment related gains (losses), net
Gains and losses on cash flow hedge - interest rate swap	1,012	Investment income
Deferred policy acquisition costs attributed to unrealized gains and losses(1)	(16,181)
	(5,814)	Total before tax
	2,745	Tax expense
	$(3,069)	Net of tax
Amortization of unrealized pension and postretirement benefits:
Prior service cost(2)	$(373)
Actuarial gains/(losses)(2)	(4,138)
	(4,511)	Total before tax
	1,579	Tax benefit
	$(2,932)	Net of tax

Total reclassifications for the period	$(6,001)	Net of tax

(1)	This AOCI component is included in the computation of the deferred policy acquisition cost. See Note 8 – “Deferred Policy Acquisition Costs” for additional details.

(2)	These AOCI components are included in the computation of the net periodic pension cost. See Note 10 – “Employee Benefit Plans” for additional details.